Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Disclosure of operating segments	The Group’s non-current assets by the Company’s country of domicile were as follows:
	December 31, 2017	December 31, 2016
Switzerland	1,958,709	1,966,592
Total	1,958,709	1,966,592